Accounts Receivable, Unbilled Revenue (Contract Assets) and Unearned Revenue Or Payments On Account (Contract Liabilities) - Revenue Remaining Performance Obligations (Details) $ in Billions	Dec. 31, 2019 USD ($)
Revenue from Contract with Customer [Abstract]
Revenue, remaining performance obligation, amount	$ 5.3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, percent	48.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months